Note 5 - Capital Leased Assets (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Capital Leased Assets [Table Text Block]
	2016	2015
Leased property under capital leases	$10,783	$10,352
Less accumulated amortization	(4,748)	(4,310)
Leased property under capital leases, net	$6,035	$6,042